SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of depreciation of property and equipment
years
Computers and peripheral equipment	3
Leased Products to Customers	5
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of intangible assets and their useful lives
Useful Life (in Years)

Customers relationships & Other	Between 4.5-13 (mainly 13)
IP & Technology	Between 4-15 (mainly 15)
Capitalized software development costs	5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition
	Year ended December 31, 2025
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,011	$1,011
European countries	169	11,573	233	11,975
South America	-	-	-	-
United States	183	6,810	-	6,993
Israel	440	6,982	468	7,890
APAC	27	-	-	27
Total revenue	$819	$25,365	$1,712	$27,896

	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$774	$774
European countries	234	17,772	160	18,166
South America	8	-	-	8
United States	244	6,848	-	7,092
Israel	658	655	220	1,533
APAC	54	8	-	62
Total revenue	$1,198	$25,283	$1,154	$27,635

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Major geographic areas
Africa	$-	$-	$1,455	$1,455
European countries	328	17,256	89	17,673
South America	12	-	-	12
United States	279	6,487	-	6,766
Israel	562	23	-	585
APAC	79	-	-	79
Total revenue	$1,260	$23,766	$1,544	$26,570